As filed with the U.S. Securities and Exchange Commission on December 11, 2018

File Nos. 811-22378

333-164298

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	62	[X]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	69	[X]
(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on December 17, 2018 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to DoubleLine Funds Trust’s (the “Registrant”) Post-Effective Amendment No. 61 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 68 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on September 28, 2018 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate December 17, 2018 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on September 28, 2018, which contains the Prospectus and the Statement of Additional Information describing DoubleLine Colony Real Estate and Income Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on December 12, 2018 pursuant to Post-Effective Amendment No. 61 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on September 28, 2018. This Post-Effective Amendment No. 62 relates solely to the Registrant’s series: DoubleLine Colony Real Estate and Income Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and the State of California on the 11th day of December, 2018.

DoubleLine Funds Trust

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Ronald R. Redell	President	December 11, 2018
Ronald R. Redell

/s/ Susan Nichols Susan Nichols	Treasurer and Principal Financial and Accounting Officer	December 11, 2018

/s/ Jeffrey E. Gundlach*	Trustee	December 11, 2018
Jeffrey E. Gundlach

/s/ Philip A. Barach*	Trustee	December 11, 2018
Philip A. Barach

/s/ Joseph J. Ciprari*	Trustee	December 11, 2018
Joseph J. Ciprari

/s/ John C. Salter*	Trustee	December 11, 2018
John C. Salter

/s/ Raymond B. Woolson*	Trustee	December 11, 2018
Raymond B. Woolson

*By:	/s/ Cris Santa Ana
Cris Santa Ana Attorney-In-Fact Date: December 11, 2018